Other Receivable and Prepaid Expenses (Details) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Rent		$ 9,200	$ 3,300
Research and development		20,800	9,600
Insurance	115,200	345,700	344,000
Legal	12,100	10,000	64,800
Other	80,500	41,200	50,800
Total	$ 207,800	$ 426,900	$ 472,500